Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Losses Associated with Derivative Instruments

The following table outlines the (gains) losses associated with derivative instruments:

	Years ended December 31,
	2018	2017
Realized loss on copper put options	2,264	1,807
Unrealized (gain) loss on copper put options	(1,970)	1,970
Change in fair value of copper call option	-	6,305
	294	10,082